Restatement of Previously Reported Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
LEO HOLDINGS III CORP [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Summary of Impact of the Restatement on the Financial Statement	The impact of the restatement to the
Post-IPO
Balance Sheet is as follows:

	As of March 2, 2021
	As Previously Reported	Adjustment	As Restated
Balance Sheet
Total assets	$277,526,800	$—	$277,526,800

Liabilities and shareholders’ equity (deficit)
Total current liabilities	$710,251	$—	$710,251
Deferred underwriting commissions	9,625,000	—	9,625,000
Warrant liabilities	9,153,333	—	9,153,333

Total liabilities	19,488,584	—	19,488,584
Class A ordinary shares subject to possible redemption	253,038,210	21,961,790	275,000,000
Shareholders’ equity (deficit)
Preference shares	—	—	—
Class A ordinary shares	220	(220)	—
Class B ordinary shares	690	—	690
Additional paid-in-capital	5,327,593	(5,327,593)	—
Accumulated deficit	(328,497)	(16,633,977)	(16,962,474)

Total shareholders’ equity (deficit)	5,000,006	(21,961,790)	(16,961,784)

Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$277,526,800	$—	$277,526,800

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of March 31, 2021:

	As of March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$276,867,209	$—	$276,867,209

Total liabilities	17,502,404	—	17,502,404
Class A ordinary shares subject to possible redemption	254,364,800	20,635,200	275,000,000
Shareholders’ equity (deficit)
Preference shares	—	—	—
Class A ordinary shares	206	(206)	—
Class B ordinary shares	690	—	690
Additional paid-in-capital	4,001,017	(4,001,017)	—
Retained earnings (accumulated deficit)	998,092	(16,633,977)	(15,635,885)

Total shareholders’ equity (deficit)	5,000,005	(20,635,200)	(15,635,195)

Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$276,867,209	$—	$276,867,209

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the period from January 8, 2021 (inception) through March 31, 2021:

	For the Period from January 8, 2021 (Inception) through March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption	$253,038,210	$(253,038,210)	$—
Change in fair value of Class A ordinary shares subject to possible redemption	$1,326,590	$(1,326,590)	$—
Accretion of Class A ordinary shares subject to redemption amount	$—	$20,124,954	$20,124,954
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of June 30, 2021:

	As of June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$276,386,096	$—	$276,386,096

Total liabilities	22,325,494	—	22,325,494
Class A ordinary shares subject to possible redemption	249,060,600	25,939,400	275,000,000
Shareholders’ equity (deficit)
Preference shares	—	—	—
Class A ordinary shares	259	(259)	—
Class B ordinary shares	688	—	688
Additional paid-in-capital	9,305,166	(9,305,166)	—
Accumulated deficit	(4,306,111)	(16,633,975)	(20,940,086)

Total shareholders’ equity (deficit)	5,000,002	(25,939,400)	(20,939,398)

Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$276,386,096	$—	$276,386,096

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the period from January 8, 2021 (inception) through June 30, 2021:

	For the Period from January 8, 2021 (Inception) through June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption	$253,038,210	$(253,038,210)	$—
Change in fair value of Class A ordinary shares subject to possible redemption	$(3,977,610)	$3,977,610	$—
Accretion of Class A ordinary shares subject to redemption amount	$—	$20,124,954	$20,124,954
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the Affected Quarterly Periods:

	For the Period from January 8, 2021 (Inception) through March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net income	$998,092	$—	$998,092

Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,500,000	(16,198,630)	11,301,370
Basic and diluted net income per share, Class A ordinary shares	$—	$0.06	$0.06
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,316,265	43,324	6,359,589
Basic and diluted net income per share, Class B ordinary shares	$0.16	$(0.10)	$0.06

	For the Three Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(5,304,203)	$—	$(5,304,203)

Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,500,000	—	27,500,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.15)	$(0.15)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,875,000	—	6,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.77)	$0.62	$(0.15)

	For the Period from January 8, 2021 (Inception) through June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(4,306,111)	$—	$(4,306,111)

Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,500,000	(7,210,366)	20,289,634
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.16)	$(0.16)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,608,477	37,102	6,645,579
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.65)	$0.49	$(0.16)